Critical Judgments and Accounting Estimates - Forward Commodity Price Estimates (Details) - Oil and natural gas reserves [member]	12 Months Ended
Dec. 31, 2018 $ / Mcf $ / bbl
Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	15.00%
Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	10.00%
2019 [member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	63.25
2019 [member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	56.25
2019 [member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit) | $ / Mcf	1.85
2019 [member] | Condensate [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	67.67
2019 [member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	21.45
2019 [member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	25.33
2019 [member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	5.69
2020 [member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	68.50
2020 [member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	61.76
2020 [member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit) | $ / Mcf	2.29
2020 [member] | Condensate [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	79.22
2020 [member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	37.66
2020 [member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	32.39
2020 [member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	7.20
2021 [member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	71.25
2021 [member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	64.40
2021 [member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit) | $ / Mcf	2.67
2021 [member] | Condensate [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	83.54
2021 [member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	47.85
2021 [member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	36.68
2021 [member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	8.51
2022 [member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	73.00
2022 [member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	65.96
2022 [member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit) | $ / Mcf	2.90
2022 [member] | Condensate [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	85.49
2022 [member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	57.04
2022 [member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	39.11
2022 [member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	9.27
2023 [Member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	75.50
2023 [Member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	66.98
2023 [Member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit) | $ / Mcf	3.14
2023 [Member] | Condensate [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	87.80
2023 [Member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	58.48
2023 [Member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	41.77
2023 [Member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	10.12
2024 [Member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	78.00
2024 [Member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	67.93
2024 [Member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit) | $ / Mcf	3.23
2024 [Member] | Condensate [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	90.30
2024 [Member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	60.24
2024 [Member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	43.03
2024 [Member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	10.42
2025 [Member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	80.50
2025 [Member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	68.82
2025 [Member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit) | $ / Mcf	3.34
2025 [Member] | Condensate [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	93.33
2025 [Member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	62.36
2025 [Member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	44.55
2025 [Member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	10.78
2026 [Member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	83.41
2026 [Member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	70.00
2026 [Member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit) | $ / Mcf	3.41
2026 [Member] | Condensate [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	96.86
2026 [Member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	64.83
2026 [Member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	46.31
2026 [Member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	11.03
Thereafter [Member] | Oil [member] | Egypt [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 5 years to the end of reserve life	2.00%
Thereafter [Member] | Oil [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 5 years to the end of reserve life	2.00%
Thereafter [Member] | Gas [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 5 years to the end of reserve life	2.00%
Thereafter [Member] | Condensate [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 5 years to the end of reserve life	2.00%
Thereafter [Member] | Butane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 5 years to the end of reserve life	2.00%
Thereafter [Member] | Propane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 5 years to the end of reserve life	2.00%
Thereafter [Member] | Ethane [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Percentage increase in commodity prices after 5 years to the end of reserve life	2.00%
USD to CAD Exchange Rate [Member] | 2019 [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	0.750
USD to CAD Exchange Rate [Member] | 2020 [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	0.77
USD to CAD Exchange Rate [Member] | 2021 [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	0.79
USD to CAD Exchange Rate [Member] | 2022 [member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	0.81
USD to CAD Exchange Rate [Member] | 2023 [Member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	0.82
USD to CAD Exchange Rate [Member] | 2024 [Member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	0.825
USD to CAD Exchange Rate [Member] | 2025 [Member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	0.825
USD to CAD Exchange Rate [Member] | 2026 [Member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	0.825
USD to CAD Exchange Rate [Member] | Thereafter [Member] | Canada [member]
Average Sales Prices of Oil and Gas [Line Items]
Forward commodity price (in dollars per unit)	0.825